Loss per share	12 Months Ended
Dec. 31, 2019
Loss per share
Loss per share

26.         Loss per share

	Year Ended December 31,
(in thousands of €)	2019	2018	2017
Loss of the year	€(162,965)	€(66,641)	€(28,076)
Weighted average number of shares outstanding	38,619,121	33,419,356	24,609,536
Basic and diluted loss per share (in €)	€(4.22)	€(1.99)	€(1.14)

Earnings/losses per ordinary share are calculated by dividing the loss for the period by the weighted average number of ordinary shares during the year.

As the Company is suffering operating losses, options have an anti‑dilutive effect. As such, there is no difference between basic and diluted earnings/losses per ordinary share. There are no other instruments that could potentially dilute earnings per ordinary share in the future.